Dividends	12 Months Ended
Dec. 31, 2024
Dividends [Abstract]
Dividends
29.	DIVIDENDS

(1)
Dividends per share and the total dividends for the fiscal year ended December 31, 2023 were 640 Won and 481,213 million Won, respectively, and the dividends were approved at the regular general shareholders’ meeting held on March 22, 2024 and dividend record date as February 29, 2024. Dividends were paid in April 2024.

(2)
At the Board of Directors meeting held on April 26, 2024, it was approved to pay a quarterly dividend of 180 Won per share (total dividends are 133,657 million Won) with a record date of March 31, 2024. The dividends were paid in May 2024.

(3)
At the Board of Directors meeting held on July 25, 2024, it was approved to pay a quarterly dividend of 180 Won per share (total dividends are 133,657 million Won) with a record date of June 30, 2024. The dividends were paid in August 2024.

(4)
At the Board of Directors meeting held on October 18, 2024, it was approved to pay a quarterly dividend of 180 Won per share (total dividends are 133,657 million Won) with a record date of September 30, 2024. The dividends were paid in November 2024.

(5)
Dividends per share and the total dividends for the fiscal year ending December 31, 2024 were 660 Won and 490,075 million Won, respectively, will be proposed at the regular general shareholders’ meeting to be held on March 26, 2025. The record date for the year-end dividend of the fiscal year ending December 31, 2024, is February 28, 2025. The current financial statements do not include such outstanding dividends.